American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
June 30, 2020

NT Large Company Value - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.5%
Aerospace and Defense — 1.8%
General Dynamics Corp.	66,600	9,954,036
Raytheon Technologies Corp.	226,600	13,963,092
		23,917,128
Air Freight and Logistics — 1.5%
United Parcel Service, Inc., Class B	178,500	19,845,630
Automobiles — 0.7%
Honda Motor Co. Ltd., ADR	382,500	9,776,700
Banks — 6.3%
Bank of America Corp.	265,700	6,310,375
JPMorgan Chase & Co.	290,000	27,277,400
PNC Financial Services Group, Inc. (The)	114,800	12,078,108
Truist Financial Corp.	496,400	18,639,820
U.S. Bancorp	343,000	12,629,260
Wells Fargo & Co.	257,900	6,602,240
		83,537,203
Beverages — 1.3%
PepsiCo, Inc.	129,700	17,154,122
Building Products — 1.5%
Johnson Controls International plc	602,600	20,572,764
Capital Markets — 4.8%
Ameriprise Financial, Inc.	72,200	10,832,888
Bank of New York Mellon Corp. (The)	1,079,500	41,722,675
BlackRock, Inc.	21,200	11,534,708
		64,090,271
Commercial Services and Supplies — 0.8%
Republic Services, Inc.	123,500	10,133,175
Communications Equipment — 3.1%
Cisco Systems, Inc.	875,400	40,828,656
Construction Materials — 1.0%
Martin Marietta Materials, Inc.	63,500	13,117,195
Diversified Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B(1)	308,700	55,106,037
Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	820,600	45,239,678
Electric Utilities — 5.3%
Eversource Energy	313,300	26,088,491
Pinnacle West Capital Corp.	316,900	23,225,601
Xcel Energy, Inc.	349,400	21,837,500
		71,151,592
Electrical Equipment — 3.2%
ABB Ltd.	524,500	11,789,479
Emerson Electric Co.	503,400	31,225,902
		43,015,381
Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	171,800	14,010,290
Entertainment — 1.5%
Walt Disney Co. (The)	182,700	20,372,877

Equity Real Estate Investment Trusts (REITs) — 0.6%
Weyerhaeuser Co.	332,500	7,467,950
Food and Staples Retailing — 2.6%
Koninklijke Ahold Delhaize NV	430,000	11,709,457
Walmart, Inc.	189,000	22,638,420
		34,347,877
Food Products — 1.6%
Mondelez International, Inc., Class A	428,500	21,909,205
Health Care Equipment and Supplies — 6.8%
Hologic, Inc.(1)	243,800	13,896,600
Medtronic plc	559,600	51,315,320
Zimmer Biomet Holdings, Inc.	210,400	25,113,344
		90,325,264
Health Care Providers and Services — 1.7%
McKesson Corp.	75,100	11,521,842
Quest Diagnostics, Inc.	100,000	11,396,000
		22,917,842
Health Care Technology — 1.4%
Cerner Corp.	281,500	19,296,825
Household Durables — 0.4%
PulteGroup, Inc.	174,500	5,938,235
Household Products — 5.1%
Colgate-Palmolive Co.	274,300	20,095,218
Kimberly-Clark Corp.	225,800	31,916,830
Procter & Gamble Co. (The)	130,500	15,603,885
		67,615,933
Industrial Conglomerates — 1.8%
Siemens AG	199,900	23,481,796
Insurance — 4.1%
Aflac, Inc.	587,800	21,178,434
Chubb Ltd.	268,000	33,934,160
		55,112,594
Machinery — 0.8%
Cummins, Inc.	61,700	10,690,142
Oil, Gas and Consumable Fuels — 4.8%
Chevron Corp.	282,300	25,189,629
ConocoPhillips	340,100	14,291,002
TOTAL SA, ADR	630,500	24,249,030
		63,729,661
Paper and Forest Products — 0.9%
Mondi plc	620,900	11,602,029
Personal Products — 2.4%
Unilever NV (New York)	589,500	31,402,665
Pharmaceuticals — 9.5%
Johnson & Johnson	456,200	64,155,406
Merck & Co., Inc.	212,300	16,417,159
Pfizer, Inc.	1,394,700	45,606,690
		126,179,255
Road and Rail — 1.3%
Norfolk Southern Corp.	99,800	17,521,886
Semiconductors and Semiconductor Equipment — 5.1%
Applied Materials, Inc.	160,400	9,696,180
Intel Corp.	329,200	19,696,036
Maxim Integrated Products, Inc.	307,500	18,637,575

Texas Instruments, Inc.	161,200	20,467,564
		68,497,355
Software — 1.3%
Oracle Corp. (New York)	310,200	17,144,754
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	80,900	11,524,205
TOTAL COMMON STOCKS (Cost $1,079,249,840)		1,258,574,172
EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell 1000 Value ETF (Cost $33,641,730)	301,600	33,966,192
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $14,160,971), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $13,889,001)		13,888,993
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $18,447,795), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $18,086,025)		18,086,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	222,701	222,701
TOTAL TEMPORARY CASH INVESTMENTS (Cost $32,197,694)		32,197,694
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,145,089,264)		1,324,738,058
OTHER ASSETS AND LIABILITIES — 0.5%		6,880,845
TOTAL NET ASSETS — 100.0%		$1,331,618,903

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,612,396	CHF	9,081,455	UBS AG	9/30/20	$1,556
USD	297,375	CHF	280,870	UBS AG	9/30/20	133
USD	79,352,490	EUR	70,311,799	Credit Suisse AG	9/30/20	199,812
GBP	258,605	USD	319,439	JPMorgan Chase Bank N.A.	9/30/20	1,165
USD	10,040,326	GBP	8,045,777	JPMorgan Chase Bank N.A.	9/30/20	65,601
USD	290,664	GBP	234,855	JPMorgan Chase Bank N.A.	9/30/20	(498)
JPY	26,644,009	USD	248,507	Bank of America N.A.	9/30/20	(1,437)
USD	1,054,084	JPY	112,124,363	Bank of America N.A.	9/30/20	14,357
USD	6,935,729	JPY	738,460,984	Bank of America N.A.	9/30/20	87,996
USD	551,370	JPY	58,854,107	Bank of America N.A.	9/30/20	5,617
						$374,302

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,199,991,411	58,582,761	—
Exchange-Traded Funds	33,966,192	—	—
Temporary Cash Investments	222,701	31,974,993	—
	1,234,180,304	90,557,754	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	376,237	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,935	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.